Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets (Details) - Land and Buildings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use-assets, at cost [Member]
Right-of-use-assets, at cost:
Right-of-use-assets, Balance beginning	$ 725	$ 1,338
Right-of-use-assets, Deconsolidated subsidiary		(625)
Adjustments arising from translating financial statements from functional currency to presentation currency		(7)
Right-of-use-assets, CPI and revaluation differences	2	19
Right-of-use-assets, Balance ending	727	725
Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Balance Beginning	502	599
Accumulated depreciation, Depreciation and amortization	225	284
Accumulated depreciation, Deconsolidated subsidiary		(381)
Accumulated depreciation, Balance ending	727	502
Right-of-use assets, net		$ 223